UNITED STATES
                         SECURITIES AND EXCHANGE COMMISSION
                              Washington, D.C.  20549

                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2005

Check here if Amendment [ ]; Amendment Number:
 This Amendment (Check only one.):  [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     A.N. Culbertson & Company, Inc.
Address:  One Boar's Head Pointe
          Charlottesville, VA  22903-4612

Form 13F File Number: 028-10628

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:  George L. Payne, Jr.
Title: President
Phone: 434-972-7766

Signature, Place, and Date of Signing:
  George L. Payne, Jr.  Charlottesville, VA  22903  August 3, 2005
     [Signature]          [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE.  (Check here is no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported
                              in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                   FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0
Form 13F Information Table Entry Total:  55

Form 13F Information Table Value Total:  127221


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

 FORM 13F INFORMATION TABLE

NAME OF ISSUER           TITLE OF CLASS CUSIP      VALUE     SHRS OR SH/ PUT/ INVESTMENT OTHER    VOTING AUTHORITY
                                                   (X$1000)  PRN AMT PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
-----------------        ----------     --------   --------  ------- --- ---- ---------- -------- ---- ------ ------
3M Company		 COM		604059105      1475   20408  SH       SOLE       NONE     0    0       20408
Abbott Labs              COM            002824100      3065   62541  SH       SOLE       NONE     0    0       62541
Air Prod & Chemical	 COM		009158106	479    7945  SH	      SOLE	 NONE	  0    0	7945
American Int'l Group     COM            026874107      4985   85801  SH       SOLE       NONE     0    0       85801
American Std Inc Del	 COM		029712106	739   17624  SH	      SOLE       NONE     0    0       17624
Amgen Inc                COM            031162100      1404   23230  SH       SOLE       NONE     0    0       23230
Anheuser Busch           COM            035229103      3228   70568  SH       SOLE       NONE     0    0       70568
Applied Materials Inc    COM            038222105      1561   96466  SH       SOLE       NONE     0    0       96466
Automatic Data Processi  COM            053015103      2508   59763  SH       SOLE       NONE     0    0       59763
Berkshire Hathaway       Class B        084670207      4860    1746  SH       SOLE       NONE     0    0        1746
Chevrontexaco Corp       COM            166764100      2465   44080  SH       SOLE       NONE     0    0       44080
Cisco Systems Inc	 COM		17275R102	822   43066  SH	      SOLE       NONE     0    0       43066
Citigroup                COM            172967101      6554  141767  SH       SOLE       NONE     0    0      141767
Corning Inc              COM            219350105      1270   76397  SH       SOLE       NONE     0    0       76397
Dell Computer Corp	 COM		24702R101      1235   31296  SH	      SOLE	 NONE	  0    0       31296
E M C Corp Mass		 COM		268648102	229   16700  SH	      SOLE	 NONE	  0    0       16700
Eli Lilly                COM            532457108       489    8781  SH       SOLE       NONE     0    0        8781
Exxon Mobil              COM            30231G102      2759   48015  SH       SOLE       NONE     0    0       48015
Fannie Mae               COM            313586109      4464   76442  SH       SOLE       NONE     0    0       76442
FEDEX Corp               COM            31428X106      1562   19277  SH       SOLE       NONE     0    0       19277
Fifth Third Bancorp      COM            316773100       584   14193  SH       SOLE       NONE     0    0       14193
First Data Corp          COM            319963104      5393  134358  SH       SOLE       NONE     0    0      134358
Freddie Mac              COM            313400301      1583   24267  SH       SOLE       NONE     0    0       24267
Gannett Company          COM            364730101      1717   24133  SH       SOLE       NONE     0    0       24133
General Electric         COM            369604103      7063  203832  SH       SOLE       NONE     0    0      203832
Hershey Foods Corp	 COM		427866108      1077   17340  SH       SOLE       NONE	  0    0       17340
IBM                      COM            459200101      4830   65100  SH       SOLE       NONE     0    0       65100
Intel                    COM            458140100      4549  174816  SH       SOLE       NONE     0    0      174816
iShares Russell 2000 Ind COM		464287655      1608   25249  SH	      SOLE	 NONE	  0    0       25249
iShares Russell Midcap   COM		464287499      1846   22399  SH	      SOLE	 NONE	  0    0       22399
J.P. Morgan Chase & Co.  COM            46625H100      3357   95052  SH       SOLE       NONE     0    0       95052
Jefferson Pilot          COM            475070108      1985   39369  SH       SOLE       NONE     0    0       39369
Johnson & Johnson        COM            478160104      5068   77974  SH       SOLE       NONE     0    0       77974
Johnson Controls         COM            478366107      2915   51744  SH       SOLE       NONE     0    0       51744
Legg and Platt		 COM		524660107	224    8435  SH	      SOLE	 NONE	  0    0	8435
MGIC Investment Corp     COM            552848103      1632   25021  SH       SOLE       NONE     0    0       25021
Microsoft Corp           COM            594918104      3866  155640  SH       SOLE       NONE     0    0      155640
Oracle Corp              COM            68389X105      2311  175101  SH       SOLE       NONE     0    0      175101
Pepsico Inc              COM            713448108      2042   37858  SH       SOLE       NONE     0    0       37858
Pfizer Inc.              COM            717081103      2956  107189  SH       SOLE       NONE     0    0      107189
Pitney Bowes Inc         COM            724479100       276    6341  SH       SOLE       NONE     0    0        6341
Proctor & Gamble         COM            742718109      4885   92604  SH       SOLE       NONE     0    0       92604
Smucker J M Company New  COM NEW        832696405       605   12893  SH       SOLE       NONE     0    0       12893
Staples Inc		 COM		855030102       947   44462  SH	      SOLE	 NONE	  0    0       44462
SunTrust		 COM		867914103	272    3766  SH       SOLE       NONE     0    0        3766
Sysco Corp		 COM		871829107	351    9710  SH       SOLE       NONE     0    0        9710
The St Paul Companies I  COM            792860108       518   13098  SH       SOLE       NONE     0    0       13098
United Parcel Service    Class B        911312106      1463   21154  SH       SOLE       NONE     0    0       21154
Varian Medical Systems   COM            92220P105      2995   80226  SH       SOLE       NONE     0    0       80226
Wal-Mart                 COM            931142103      2162   44849  SH       SOLE       NONE     0    0       44849
Washington Mutual        COM            939322103      3031   74495  SH       SOLE       NONE     0    0       74495
Wells Fargo              COM            949746101      3030   49205  SH       SOLE       NONE     0    0       49205
Wrigley Wm Jr Co         COM            982526105      1535   22300  SH       SOLE       NONE     0    0       22300
Wyeth                    COM            983024100      1417   31849  SH       SOLE       NONE     0    0       31849
Zimmer Holdings Inc      COM            98956P102       975   12796  SH       SOLE       NONE     0    0       12796
